united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A	—	SDRAX
Class C	—	SDRCX
Class I	—	SDRIX

Swan Defined Risk Emerging Markets Fund

Class A	—	SDFAX
Class C	—	SDFCX
Class I	—	SDFIX

Swan Defined Risk Foreign Developed Fund

Class A	—	SDJAX
Class C	—	SDJCX
Class I	—	SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A	—	SDCAX
Class C	—	SDCCX
Class I	—	SDCIX

Semi-Annual Report

December 31, 2017

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	6.79%	9.94%	6.26%	5.73%	N/A
Swan Defined Risk Fund - Class A with Load	0.93%	3.90%	5.05%	4.64%	N/A
Swan Defined Risk Fund - Class C	6.40%	9.12%	5.48%	N/A	4.88%
Swan Defined Risk Fund - Class I	6.92%	10.25%	6.52%	5.99%	N/A
S&P 500 Total Return Index (c)	11.42%	21.83%	15.79%	15.32%	14.77%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	1.24%	3.54%	2.10%	2.03%	2.11%
Swan Defined Risk Fund Custom Blended Index (e)	7.26%	14.21%	10.25%	9.94%	9.67%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2017 are 1.55%, 2.29% and 1.30% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	91.5%
Purchased Put Options	6.4%
Short-Term Investments	2.0%
Purchased Call Options	0.0%
Call Options Written	(0.2)%
Put Options Written	(0.3)%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmarks:

		Annualized	Annualized
	Six Month	One Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	10.19%	21.65%	4.30%
Swan Defined Risk Emerging Markets Fund - Class A with Load	4.14%	14.91%	2.36%
Swan Defined Risk Emerging Markets Fund - Class C	9.72%	20.77%	3.54%
Swan Defined Risk Emerging Markets Fund - Class I	10.35%	22.04%	4.55%
MSCI Emerging Markets Index (b)	16.15%	37.75%	9.56%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	1.24%	3.54%	2.26%
Swan Defined Risk Emerging Markets Fund Custom Blended Index (d)	9.12%	21.18%	5.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2017, are 2.56%, 3.31% and 2.31% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	88.1%
Purchased Put Options	8.5%
Short-Term Investments	3.6%
Purchased Call Options	0.0%
Put Options Written	(0.3)%
Call Options Written	(0.6)%
Other Assets Less Liabilities	0.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmarks:

		Annualized	Annualized
	Six Month	One Year	Since Inception (a)
Swan Defined Risk Foreign Developed Fund - Class A	6.37%	14.59%	6.97%
Swan Defined Risk Foreign Developed Fund - Class A with Load	0.50%	8.32%	4.01%
Swan Defined Risk Foreign Developed Fund - Class C	5.93%	13.70%	6.20%
Swan Defined Risk Foreign Developed Fund - Class I	6.49%	14.82%	7.22%
MSCI EAFE Index (b)	9.97%	25.62%	12.39%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	1.24%	3.54%	3.21%
Swan Defined Risk Foreign Developed Fund Custom Blended Index (d)	6.42%	16.34%	8.77%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2017, are 2.45%, 3.20% and 2.20% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.6%
Purchased Put Options	7.4%
Short-Term Investments	2.0%
Purchased Call Options	0.0%
Call Options Written	(0.2)%
Put Options Written	(0.3)%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, as compared to its benchmarks:

		Annualized	Annualized
	Six Month	One Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	5.02%	7.92%	10.27%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(0.74)%	2.02%	7.22%
Swan Defined Risk U.S. Small Cap Fund - Class C	4.55%	7.07%	9.50%
Swan Defined Risk U.S. Small Cap Fund - Class I	5.09%	8.18%	10.50%
Russell 2000 Total Return Index (b)	9.20%	14.65%	16.63%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	1.24%	3.54%	3.21%
Swan Defined Risk U.S. Small Cap Fund Custom Blended Index (d)	6.02%	10.17%	11.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2017, are 2.35%, 3.10% and 2.10% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	88.8%
Purchased Put Options	8.4%
Short-Term Investments	2.5%
Purchased Call Options	0.0%
Call Options Written	(0.1)%
Put Options Written	(0.3)%
Other Assets Less Liabilities	0.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 91.5%
	EQUITY FUNDS - 91.5%
3,287,063	Consumer Discretionary Select Sector SPDR Fund ^					$324,400,247
5,709,776	Consumer Staples Select Sector SPDR Fund ^					324,829,157
4,505,352	Energy Select Sector SPDR Fund ^					325,556,735
9,664,084	Financial Select Sector SPDR Fund ^					269,724,584
3,924,698	Health Care Select Sector SPDR Fund ^					324,494,031
4,318,623	Industrial Select Sector SPDR Fund ^					326,790,202
5,400,603	Materials Select Sector SPDR Fund ^ #					326,898,500
1,703,432	Real Estate Select Sector SPDR Fund ^					56,111,050
5,087,334	Technology Select Sector SPDR Fund ^					325,335,009
6,235,992	Utilities Select Sector SPDR Fund ^					328,512,059
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,348,294,810)					2,932,651,574

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 6.4%
	PURCHASED CALL OPTIONS - 0.0%
1,127	S&P 500 Index +	Goldman Sachs	1/19/2018	$2,850	$321,195,000	11,270
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,039)

	PURCHASED PUT OPTIONS - 6.4%
1,127	S&P 500 Index +	Goldman Sachs	1/19/2018	$1,925	216,947,500	11,270
6,947	S&P 500 Index +	Goldman Sachs	6/15/2018	$2,100	1,458,870,000	7,085,940
4,000	S&P 500 Index +	Goldman Sachs	6/15/2018	$2,125	850,000,000	4,320,000
8,091	S&P 500 Index +	Goldman Sachs	12/20/2019	$2,550	2,063,205,000	142,522,965
2,856	S&P 500 Index +	Goldman Sachs	12/20/2019	$2,575	735,420,000	52,507,560
	TOTAL PUT OPTIONS PURCHASED (Cost - $214,980,075)				5,324,442,500	206,447,735

	TOTAL PURCHASED OPTIONS (Cost - $215,015,114)				5,645,637,500	206,459,005

Shares
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
8,951,950	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.99% ^ **					8,951,950
54,498,362	Dreyfus Treasury Cash Management - Institutional Class, 1.15% ^ **					54,498,362
	TOTAL SHORT TERM INVESTMENTS (Cost - $63,450,312)					63,450,312

	TOTAL INVESTMENTS - 99.9% (Cost - $2,626,760,236)(a)					$3,202,560,891
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $8,986,546) (a)					(6,704,171)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $14,021,064) (a)					(10,704,495)
	OTHER ASSETS LESS LIABILITIES - 0.6%					18,634,311
	NET ASSETS - 100.0%					$3,203,786,536

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (0.5)%
	CALL OPTIONS WRITTEN - (0.2)%
4,550	S&P 500 Index +	Goldman Sachs	2/16/2018	$2,740	$1,246,700,000	$2,411,500
1,127	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,750	309,925,000	1,299,431
2,252	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,770	623,804,000	1,846,640
2,205	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,775	611,887,500	1,146,600
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $8,986,546)				2,792,316,500	6,704,171

	PUT OPTIONS WRITTEN - (0.3)%
4,550	S&P 500 Index +	Goldman Sachs	2/16/2018	$2,450	1,114,750,000	2,502,500
2,252	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,450	551,740,000	2,612,320
2,205	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,500	551,250,000	3,307,500
1,127	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,250	253,575,000	2,282,175
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $14,021,064)				2,471,315,000	10,704,495

	TOTAL OPTIONS WRITTEN (Premiums received - $23,007,610)				$5,263,631,500	$17,408,666

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

#	Affiliated issuer.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $2,521,313,934 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$663,838,291
Unrealized depreciation:	—
Net unrealized appreciation	$663,838,291

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 88.1%
	EQUITY FUND - 88.1%
919,752	iShares MSCI Emerging Markets ETF ^					$43,338,714
	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,200,819)

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 8.5%
	PURCHASED CALL OPTIONS - 0.0%
18	S&P 500 Index +	Goldman Sachs	1/19/2018	$2,850	$5,130,000	180
	TOTAL CALL OPTIONS PURCHASED (Cost - $560)

	PURCHASED PUT OPTIONS - 8.5%
3,825	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	$45	17,212,500	1,788,187
5,373	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/17/2020	$46	24,715,800	2,404,418
18	S&P 500 Index +	Goldman Sachs	1/19/2018	$1,925	3,465,000	180
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,585,536)				45,393,300	4,192,785

	TOTAL PURCHASED OPTIONS (Cost - $4,586,096)				50,523,300	4,192,965

Shares
	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
1,739,075	Dreyfus Treasury Cash Management - Institutional Class, 1.15% **					1,739,075
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,739,075)

	TOTAL INVESTMENTS - 100.2% (Cost - $41,525,990)(a)					$49,270,754
	CALL OPTIONS WRITTEN - (0.6)% (Premiums received - $134,091) (a)					(277,168)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $213,919) (a)					(162,484)
	OTHER ASSETS LESS LIABILITIES - 0.7%					357,270
	NET ASSETS - 100.0%					$49,188,372

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (0.9)%
	CALL OPTIONS WRITTEN - (0.6)%
4,346	iShares MSCI Emerging Markets ETF +	Goldman Sachs	3/16/2018	$49	$21,295,400	$256,414
18	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,750	4,950,000	20,754
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $134,091)				26,245,400	277,168

	PUT OPTIONS WRITTEN - (0.3)%
4,346	iShares MSCI Emerging Markets ETF +	Goldman Sachs	3/16/2018	$42	18,253,200	126,034
18	S&P 500 Index +	Goldman Sachs	3/16/2018	$2,550	4,590,000	36,450
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $213,919)				22,843,200	162,484

	TOTAL OPTIONS WRITTEN (Premiums received - $348,010)				$49,088,600	$439,652

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $41,368,164 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,207,770
Unrealized depreciation:	(744,832)
Net unrealized appreciation	$7,462,938

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 90.6%
	EQUITY FUND - 90.6%
566,300	iShares MSCI EAFE ETF ^					$39,816,553
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $34,254,553)

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 7.4%
	PURCHASED CALL OPTIONS - 0.0%
15	S&P 500 Index +	Interactive Brokers	1/19/2018	$2,580	$3,870,000	150
	TOTAL CALL OPTIONS PURCHASED (Cost - $452)

	PURCHASED PUT OPTIONS - 7.4%
3,384	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	$68	23,011,200	1,920,420
2,279	iShares MSCI EAFE ETF +	Interactive Brokers	1/17/2020	$69	15,725,100	1,328,657
15	S&P 500 Index +	Interactive Brokers	1/19/2018	$1,925	2,887,500	150
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,448,037)				41,623,800	3,249,227

	TOTAL PURCHASED OPTIONS (Cost - $3,448,489)				45,493,800	3,249,377

Shares
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
863,741	Dreyfus Treasury Cash Management - Institutional Class, 1.15% **					863,741
	TOTAL SHORT TERM INVESTMENTS (Cost - $863,741)

	TOTAL INVESTMENTS - 100.0% (Cost - $38,566,783)(a)					$43,929,671
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $96,474) (a)					(87,261)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $131,861) (a)					(143,397)
	OTHER ASSETS LESS LIABILITIES - 0.5%					257,091
	NET ASSETS - 100.0%					$43,956,104

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (0.5)%
	CALL OPTIONS WRITTEN - (0.2)%
2,691	iShares MSCI EAFE ETF +	Interactive Brokers	3/16/2018	$73	$19,644,300	$69,966
15	S&P 500 Index +	Interactive Brokers	3/16/2018	$2,750	4,125,000	17,295
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $96,474)				23,769,300	87,261

	PUT OPTIONS WRITTEN - (0.3)%
2,691	iShares MSCI EAFE ETF +	Interactive Brokers	3/16/2018	$66	17,760,600	113,022
15	S&P 500 Index +	Interactive Brokers	3/16/2018	$2,550	3,825,000	30,375
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $131,861)				21,585,600	143,397

	TOTAL OPTIONS WRITTEN (Premiums received - $228,335)				$45,354,900	$230,658

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $38,338,491 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,571,962
Unrealized depreciation:	(211,440)
Net unrealized appreciation	$5,360,522

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 88.8%
	EQUITY FUND - 88.8%
210,000	iShares Russell 2000 ETF ^					$32,016,600
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $26,797,949)

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 8.4%
	PURCHASED CALL OPTIONS - 0.0%
12	S&P 500 Index +	Interactive Brokers	1/19/2018	$2,850	$3,420,000	120
	TOTAL CALL OPTIONS PURCHASED (Cost - $362)

	PURCHASED PUT OPTIONS - 8.4%
101	Russell 2000 Index +	Interactive Brokers	12/20/2019	$1,500	15,150,000	1,362,490
109	Russell 2000 Index +	Interactive Brokers	12/20/2019	$1,550	16,895,000	1,689,500
12	S&P 500 Index +	Interactive Brokers	1/19/2018	$1,925	2,310,000	120
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,974,700)				34,355,000	3,052,110

	TOTAL OPTIONS PURCHASED (Cost - $2,975,062)				37,775,000	3,052,230

Shares
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
892,806	Dreyfus Treasury Cash Management - Institutional Class, 1.15% **					892,806
	TOTAL SHORT TERM INVESTMENTS (Cost - $892,806)

	TOTAL INVESTMENTS - 99.7% (Cost - $30,665,817)(a)					$35,961,636
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $54,521) (a)					(40,914)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $132,829) (a)					(100,370)
	OTHER ASSETS LESS LIABILITIES - 0.7%					251,976
	NET ASSETS - 100.0%					$36,072,328

Contracts *		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (0.4)%
	CALL OPTIONS WRITTEN - (0.1)%
21	Russell 2000 Index +	Interactive Brokers	2/16/2018	$1,650	$3,465,000	$2,468
46	Russell 2000 Index +	Interactive Brokers	3/16/2018	$1,640	7,544,000	24,610
12	S&P 500 Index +	Interactive Brokers	3/16/2018	$2,750	3,300,000	13,836
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $54,521)				14,309,000	40,914

	PUT OPTIONS WRITTEN - (0.3)%
42	Russell 2000 Index +	Interactive Brokers	2/16/2018	$1,430	6,006,000	29,610
46	Russell 2000 Index +	Interactive Brokers	3/16/2018	$1,410	6,486,000	46,460
12	S&P 500 Index +	Interactive Brokers	3/16/2018	$2,550	3,060,000	24,300
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $132,829)				15,552,000	100,370

	TOTAL OPTIONS WRITTEN (Premiums received - $187,350)				$29,861,000	$141,284

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including purchased options and written options is $29,566,388 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,253,964
Unrealized depreciation:	—
Net unrealized appreciation	$6,253,964

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

			Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk		Emerging Markets		Foreign Developed	U.S. Small Cap
	Fund		Fund		Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments, at cost	$2,373,261,482		$41,525,990		$38,566,783	$30,665,817
Affiliated investments, at cost	253,498,754		—		—	—
Total investments at cost	2,626,760,236		41,525,990		38,566,783	30,665,817
Unaffiliated investments, at value	$2,875,662,391		$49,270,754		$43,929,671	$35,961,636
Affiliated investments, at value	326,898,500		—		—	—
Total investments at value	3,202,560,891		49,270,754		43,929,671	35,961,636
Cash held at broker	928,888		409,231		186,201	248,393
Receivable for Fund shares sold	22,807,995		26,636		33,117	70,660
Dividends and interest receivable	89,840		1,837		1,488	1,487
Receivable for securities sold	586		—		172,224	—
Prepaid expenses and other assets	50,629		18,751		24,835	25,369
TOTAL ASSETS	3,226,438,829		49,727,209		44,347,536	36,307,545

LIABILITIES
Options written, at value (Premiums received - $23,007,610, $348,010, $228,335 and $187,350, respectively)	17,408,666		439,652		230,658	141,284
Payable for investments purchased	—		—		107,640	—
Payable for Fund shares repurchased	1,435,981		27,268		8,893	55,016
Investment advisory fees payable	2,668,046		41,472		35,504	27,536
Distribution (12b-1) fees payable	291,476		3,869		1,801	1,651
Payable to related parties	686,423		1,106		69	1,266
Accrued expenses and other liabilities	161,701		25,470		6,867	8,464
TOTAL LIABILITIES	22,652,293		538,837		391,432	235,217
NET ASSETS	$3,203,786,536		$49,188,372		$43,956,104	$36,072,328

NET ASSETS CONSIST OF:
Paid in capital	$2,880,682,441		$45,109,575		$41,197,798	$32,553,987
Accumulated net investment income (loss)	23,750,340		333,842		(19,452)	(67,300)
Undistributed net realized loss from investments and options written	(282,045,844)		(3,908,167)		(2,582,807)	(1,756,244)
Net unrealized appreciation on investments and options written	581,399,599		7,653,122		5,360,565	5,341,885
NET ASSETS	$3,203,786,536		$49,188,372		$43,956,104	$36,072,328

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$387,834,008		$8,051,546		$3,827,268	$809,164
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	29,893,544		746,467		349,304	66,718
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.97		$10.79		$10.96	$12.13
Maximum offering price per share (maximum sales charge of 5.50%)	$13.73	(a)	$11.41	(a)	$11.59 (a)	$12.83

Class C Shares:
Net Assets	$250,673,258		$2,619,730		$1,261,702	$1,734,565
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,591,821		247,358		116,018	144,998
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$12.79		$10.59		$10.88	$11.96

Class I Shares:
Net Assets	$2,565,279,270		$38,517,096		$38,867,134	$33,528,599
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	197,045,542		3,551,259		3,543,543	2,754,417
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.02		$10.85		$10.97	$12.17

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2017

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated investments	$52,710,466	$649,706	$420,515	$305,082
Dividends - Affiliated investments	3,243,917	—	—	—
Interest	411,576	7,737	5,614	4,820
TOTAL INVESTMENT INCOME	56,365,959	657,443	426,129	309,902

EXPENSES
Investment advisory fees	14,761,968	216,434	188,372	159,355
Distribution (12b-1) fees:
Class A	461,789	8,302	4,457	905
Class C	1,165,170	10,449	3,976	7,674
Shareholder Servicing Fees	752,055	9,876	13,267	10,314
Administrative services fees	597,996	10,578	9,437	8,272
Accounting services fees	197,002	1,960	1,529	1,169
Transfer agent fees	156,878	11,376	11,375	11,375
Custodian fees	104,835	3,781	3,781	3,781
Printing and postage expenses	75,480	5,042	2,521	2,521
Insurance expense	36,123	502	449	399
Registration fees	32,561	19,891	19,753	19,753
Compliance officer fees	29,897	4,548	5,201	5,047
Legal fees	10,150	7,562	7,493	7,494
Trustees’ fees and expenses	9,017	9,017	9,016	9,016
Audit fees	8,156	7,911	7,764	7,764
Interest expense	—	—	43,891	21,578
Other expenses	37,123	2,521	1,260	1,260
TOTAL EXPENSES	18,436,200	329,750	333,542	277,677

Less: Fees waived/reimbursed by the Advisor	—	(6,149)	(17,006)	(24,127)
TOTAL NET EXPENSES	18,436,200	323,601	316,536	253,550

NET INVESTMENT INCOME	37,929,759	333,842	109,593	56,352

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments - Unaffiliated	1,050,254	(7,906)	—	11,812
Investments - Affiliated	618,592	—	—	—
Options purchased	(272,880,279)	(4,035,065)	(3,270,835)	(2,908,355)
Options written	121,419,252	1,935,463	1,632,394	1,070,320
Net realized loss on investments and options written	(149,792,181)	(2,107,508)	(1,638,441)	(1,826,223)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	179,642,835	4,791,731	2,574,538	2,355,285
Investments - Affiliated	36,095,520	—	—	—
Options purchased	91,238,828	1,114,396	1,294,193	1,011,426
Options written	17,346	(158,595)	(87,672)	23,887
Net change in unrealized appreciation on investments and options written	306,994,529	5,747,532	3,781,059	3,390,598

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	157,202,348	3,640,024	2,142,618	1,564,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,132,107	$3,973,866	$2,252,211	$1,620,727

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	$37,929,759	$29,613,549
Net realized loss on investments and options written	(149,792,181)	(54,161,956)
Net change in unrealized appreciation on investments and options written	306,994,529	152,530,901
Net increase in net assets resulting from operations	195,132,107	127,982,494

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,078,488)	(3,580,737)
Class C	—	(1,138,844)
Class I	(19,133,861)	(23,595,388)
Net decrease in net assets resulting from distributions to shareholders	(21,212,349)	(28,314,969)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	72,863,638	230,796,724
Class C	39,382,014	103,876,854
Class I	600,822,190	1,216,864,790
Net asset value of shares issued in reinvestment of distributions:
Class A	1,653,348	2,753,166
Class C	—	1,073,789
Class I	14,850,885	16,539,812
Payments for shares redeemed:
Class A	(60,747,885)	(121,668,480)
Class C	(19,685,773)	(39,748,109)
Class I	(319,255,041)	(590,322,985)
Net increase in net assets from shares of beneficial interest	329,883,376	820,165,561

TOTAL INCREASE IN NET ASSETS	503,803,134	919,833,086

NET ASSETS
Beginning of Period	2,699,983,402	1,780,150,316
End of Period*	$3,203,786,536	$2,699,983,402
* Includes undistributed net investment income of:	$23,750,340	$7,032,930

SHARE ACTIVITY
Class A:
Shares Sold	5,777,679	19,318,741
Shares Reinvested	127,573	231,358
Shares Redeemed	(4,823,828)	(10,196,720)
Net increase in shares of beneficial interest outstanding	1,081,424	9,353,379

Class C:
Shares Sold	3,173,676	8,848,644
Shares Reinvested	—	91,309
Shares Redeemed	(1,592,391)	(3,390,222)
Net increase in shares of beneficial interest outstanding	1,581,285	5,549,731

Class I:
Shares Sold	47,339,953	101,549,396
Shares Reinvested	1,142,376	1,386,405
Shares Redeemed	(25,144,599)	(49,315,812)
Net increase in shares of beneficial interest outstanding	23,337,730	53,619,989

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income (loss)	$333,842	$(10,859)
Net realized loss on investments and options written	(2,107,508)	(681,722)
Net change in unrealized appreciation on investments and options written	5,747,532	3,933,942
Net increase in net assets resulting from operations	3,973,866	3,241,361

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(153,307)	(71,722)
Class C	(49,894)	(18,613)
Class I	(716,568)	(490,761)
Net decrease in net assets resulting from distributions to shareholders	(919,769)	(581,096)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,750,104	1,970,490
Class C	1,085,346	795,198
Class I	8,270,975	14,912,835
Net asset value of shares issued in reinvestment of distributions:
Class A	136,799	71,322
Class C	43,128	16,539
Class I	689,557	476,267
Payments for shares redeemed:
Class A	(437,770)	(997,205)
Class C	(51,792)	(228,328)
Class I	(2,593,985)	(3,919,316)
Net increase in net assets from shares of beneficial interest	10,892,362	13,097,802

TOTAL INCREASE IN NET ASSETS	13,946,459	15,758,067

NET ASSETS
Beginning of Period	35,241,913	19,483,846
End of Period*	$49,188,372	$35,241,913
* Includes undistributed net investment income of:	$333,842	$—

SHARE ACTIVITY
Class A:
Shares Sold	353,940	206,153
Shares Reinvested	12,714	7,933
Shares Redeemed	(41,134)	(106,550)
Net increase in shares of beneficial interest outstanding	325,520	107,536

Class C:
Shares Sold	104,210	85,150
Shares Reinvested	4,084	1,858
Shares Redeemed	(4,917)	(24,325)
Net increase in shares of beneficial interest outstanding	103,377	62,683

Class I:
Shares Sold	772,729	1,576,858
Shares Reinvested	63,730	52,801
Shares Redeemed	(241,155)	(406,465)
Net increase in shares of beneficial interest outstanding	595,304	1,223,194

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	$109,593	$347,575
Net realized gain (loss) on investments and options written	(1,638,441)	124,871
Net change in unrealized appreciation on investments and options written	3,781,059	1,688,992
Net increase in net assets resulting from operations	2,252,211	2,161,438

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(27,636)	(23,240)
Class C	(5,353)	(923)
Class I	(357,036)	(152,362)
From net realized gains:
Class A	(81,052)	(18,948)
Class C	(25,395)	(1,745)
Class I	(808,733)	(104,321)
Net decrease in net assets resulting from distributions to shareholders	(1,305,205)	(301,539)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	757,025	1,596,440
Class C	685,990	372,958
Class I	10,208,603	22,898,004
Net asset value of shares issued in reinvestment of distributions:
Class A	103,339	42,188
Class C	28,443	2,566
Class I	1,143,308	253,668
Payments for shares redeemed:
Class A	(406,514)	(665,243)
Class C	(32,505)	(3,508)
Class I	(1,205,474)	(1,438,674)
Net increase in net assets from shares of beneficial interest	11,282,215	23,058,399

TOTAL INCREASE IN NET ASSETS	12,229,221	24,918,298

NET ASSETS
Beginning of Period	31,726,883	6,808,585
End of Period*	$43,956,104	$31,726,883
* Includes undistributed net investment income (loss) of:	$(19,452)	$260,980

SHARE ACTIVITY
Class A:
Shares Sold	68,574	157,097
Shares Reinvested	9,411	4,304
Shares Redeemed	(37,044)	(66,078)
Net increase in shares of beneficial interest outstanding	40,941	95,323

Class C:
Shares Sold	62,375	36,593
Shares Reinvested	2,610	263
Shares Redeemed	(3,023)	(355)
Net increase in shares of beneficial interest outstanding	61,962	36,501

Class I:
Shares Sold	923,787	2,280,195
Shares Reinvested	104,032	25,858
Shares Redeemed	(109,243)	(141,397)
Net increase in shares of beneficial interest outstanding	918,576	2,164,656

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income (loss)	$56,352	$(91,655)
Net realized loss on investments and options written	(1,826,223)	(21,140)
Net change in unrealized appreciation on investments and options written	3,390,598	1,744,327
Net increase in net assets resulting from operations	1,620,727	1,631,532

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	—	(11,449)
From return of capital:
Class A	—	(886)
Class C	—	(1,857)
Class I	—	(45,702)
Net decrease in net assets resulting from distributions to shareholders	—	(59,894)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	417,561	780,429
Class C	451,246	1,065,774
Class I	7,028,481	20,729,908
Net asset value of shares issued in reinvestment of distributions:
Class A	—	885
Class C	—	1,857
Class I	—	43,576
Payments for shares redeemed:
Class A	(289,864)	(189,381)
Class C	(100,799)	(46,377)
Class I	(1,666,676)	(2,018,666)
Net increase in net assets from shares of beneficial interest	5,839,949	20,368,005

TOTAL INCREASE IN NET ASSETS	7,460,676	21,939,643

NET ASSETS
Beginning of Period	28,611,652	6,672,009
End of Period*	$36,072,328	$28,611,652
* Includes accumulated net investment loss of:	$(67,300)	$(123,652)

SHARE ACTIVITY
Class A:
Shares Sold	35,146	70,241
Shares Reinvested	—	78
Shares Redeemed	(24,398)	(16,861)
Net increase in shares of beneficial interest outstanding	10,748	53,458

Class C:
Shares Sold	38,637	96,222
Shares Reinvested	—	165
Shares Redeemed	(8,561)	(4,306)
Net increase in shares of beneficial interest outstanding	30,076	92,081

Class I:
Shares Sold	592,919	1,852,907
Shares Reinvested	—	3,853
Shares Redeemed	(140,520)	(178,453)
Net increase in shares of beneficial interest outstanding	452,399	1,678,307

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.22		$11.69	$11.84	$11.73	$10.34	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.13	0.08	0.06	0.05	0.08
Net realized and unrealized gain (loss) on investments and options written	0.67		0.55	(0.17)	0.09	1.38	0.37
Total from investment operations	0.82		0.68	(0.09)	0.15	1.43	0.45
Less distributions from:
Net investment income	(0.07)		(0.15)	(0.06)	(0.04)	(0.04)	(0.06)
Net realized gains	—		—	—	—	—	(0.05)
Total distributions	(0.07)		(0.15)	(0.06)	(0.04)	(0.04)	(0.11)
Net asset value, end of period	$12.97		$12.22	$11.69	$11.84	$11.73	$10.34
Total return (3)	6.79	% (4)	5.82%	(0.70)%	1.31%	13.84%	4.51	% (4)
Net assets, at end of period (000s)	$387,834		$351,964	$227,453	$139,333	$90,505	$40,280
Ratio of expenses to average net assets (5)	1.39	% (6)	1.41%	1.42%	1.44%	1.48%	1.62	% (6)
Ratio of net investment income to average net assets (5,7)	2.36	% (6)	1.09%	0.69%	0.51%	0.45%	0.82	% (6)
Portfolio Turnover Rate	2	% (4)	6%	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class A shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the	For the		For the
	December 31, 2017		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$12.03		$11.53	$11.69		$11.63	$10.29		$10.16
Activity from investment operations:
Net investment income (loss) (2)	0.10		0.06	(0.00	) (3)	(0.02)	(0.02)		0.04
Net realized and unrealized gain (loss) on investments and options written	0.66		0.52	(0.16)		0.08	1.36		0.19
Total from investment operations	0.76		0.58	(0.16)		0.06	1.34		0.23
Less distributions from:
Net investment income	—		(0.08)	—		—	(0.00	) (3)	(0.05)
Net realized gains	—		—	—		—	—		(0.05)
Total distributions	—		(0.08)	—		—	(0.00	) (3)	(0.10)
Net asset value, end of period	$12.79		$12.03	$11.53		$11.69	$11.63		$10.29
Total return (4)	6.40	% (5)	5.01%	(1.37)%		0.52%	13.07%		2.31	% (5)
Net assets, at end of period (000s)	$250,673		$216,627	$143,657		$89,802	$45,865		$12,607
Ratio of expenses to average net assets (6)	2.14	% (7)	2.15%	2.17%		2.19%	2.23%		2.34	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	1.66	% (7)	0.47%	(0.03)%		(0.21%)	(0.21%)		0.55	% (7)
Portfolio Turnover Rate	2	% (5)	6%	18%		0%	0%		3	% (5)

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.27		$11.73	$11.88	$11.76	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.18	0.11	0.10	0.08	0.11
Net realized and unrealized gain (loss) on investments and options written	0.68		0.53	(0.17)	0.09	1.39	0.36
Total from investment operations	0.85		0.71	(0.06)	0.19	1.47	0.47
Less distributions from:
Net investment income	(0.10)		(0.17)	(0.09)	(0.07)	(0.06)	(0.07)
Net realized gains	—		—	—	—	—	(0.05)
Total distributions	(0.10)		(0.17)	(0.09)	(0.07)	(0.06)	(0.12)
Net asset value, end of period	$13.02		$12.27	$11.73	$11.88	$11.76	$10.35
Total return (3)	6.92	% (4)	6.08%	(0.48)%	1.57%	14.19%	4.69	% (4)
Net assets, at end of period (000s)	$2,565,279		$2,131,392	$1,409,040	$1,072,320	$481,953	$166,594
Ratio of expenses to average net assets (5)	1.14	% (6)	1.16%	1.17%	1.19%	1.23%	1.32	% (6)
Ratio of net investment income to average net assets (5,7)	2.69	% (6)	1.48%	0.92%	0.81%	0.75%	1.19	% (6)
Portfolio Turnover Rate	2	% (4)	6%	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.98		$9.15	$10.09	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.09		(0.02)	0.02	0.09
Net realized and unrealized gain (loss) on investments and options written	0.93		1.06	(0.89)	(0.00	) (3)
Total from investment operations	1.02		1.04	(0.87)	0.09
Less distributions from:
Net investment income	—		—	(0.07)	—
Net realized gains	(0.21)		(0.21)	—	—
Total distributions	(0.21)		(0.21)	(0.07)	—
Net asset value, end of period	$10.79		$9.98	$9.15	$10.09
Total return (4)	10.19	% (5)	11.65%	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$8,052		$4,201	$2,867	$2,890
Ratio of gross expenses to average net assets (6)	1.67	% (7)	1.90%	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.65	% (7)	1.66%	1.65%	1.65	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	1.64	% (7)	(0.21)%	0.21%	1.85	% (7)
Portfolio Turnover Rate	1	% (5)	3%	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.84		$9.09	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.05		(0.09)	(0.02)	0.10
Net realized and unrealized gain (loss) on investments and options written	0.91		1.05	(0.91)	(0.04)
Total from investment operations	0.96		0.96	(0.93)	0.06
Less distributions from:
Net investment income	—		—	(0.04)	—
Net realized gains	(0.21)		(0.21)	—	—
Total distributions	(0.21)		(0.21)	(0.04)	—
Net asset value, end of period	$10.59		$9.84	$9.09	$10.06
Total return (3)	9.72	% (4)	10.84%	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$2,620		$1,417	$739	$523
Ratio of gross expenses to average net assets (5)	2.42	% (6)	2.65%	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.40	% (6)	2.41%	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	0.93	% (6)	(1.03)%	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	1	% (4)	3%	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.02		$9.16	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.00 (3)	0.06	0.06
Net realized and unrealized gain (loss) on investments and options written	0.95		1.07	(0.91)	0.04	(4)
Total from investment operations	1.04		1.07	(0.85)	0.10
Less distributions from:
Net investment income	—		—	(0.09)	—
Net realized gains	(0.21)		(0.21)	—	—
Total distributions	(0.21)		(0.21)	(0.09)	—
Net asset value, end of period	$10.85		$10.02	$9.16	$10.10
Total return (5)	10.35	% (6)	11.97%	(8.40)%	1.00	% (6)
Net assets, at end of period (000s)	$38,517		$29,624	$15,878	$14,084
Ratio of gross expenses to average net assets (7)	1.42	% (8)	1.65%	2.04%	2.72	% (8)
Ratio of net expenses to average net assets (7)	1.40	% (8)	1.41%	1.40%	1.40	% (8)
Ratio of net investment income to average net assets (7,9)	1.56	% (8)	0.03%	0.64%	1.10	% (8)
Portfolio Turnover Rate	1	% (6)	3%	62%	40	% (6)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	December 31, 2017		Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.60		$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.09	0.31
Net realized and unrealized gain (loss) on investments and options written	0.67		0.81	(0.46)
Total from investment operations	0.68		0.90	(0.15)
Less distributions from:
Net investment income	(0.08)		(0.08)	—
Net realized gains	(0.24)		(0.07)	—
Total distributions	(0.32)		(0.15)	—
Net asset value, end of period	$10.96		$10.60	$9.85
Total return (3)	6.37	% (4)	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$3,827		$3,270	$2,098
Ratio of gross expenses to average net assets (5,8)	1.97	% (6)	2.14%	5.29	% (6)
Ratio of net expenses to average net assets (5,8)	1.88	% (6)	1.76%	1.78	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.24	% (6)	0.94%	6.09	% (6)
Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.74	% (6)	2.01%	5.16	% (6)
Net expenses to average net assets	1.65	% (6)	1.63%	1.65	% (6)
Net investment income to average net assets	0.47	% (6)	1.06%	6.22	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the
	December 31, 2017		Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.54		$9.82	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.10	0.23
Net realized and unrealized gain (loss) on investments and options written	0.61		0.72	(0.41)
Total from investment operations	0.63		0.82	(0.18)
Less distributions from:
Net investment income	(0.05)		(0.03)	—
Net realized gains	(0.24)		(0.07)	—
Total distributions	(0.29)		(0.10)	—
Net asset value, end of period	$10.88		$10.54	$9.82
Total return (3)	5.93	% (4)	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$1,262		$570	$172
Ratio of gross expenses to average net assets (5,8)	2.72	% (6)	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.63	% (6)	2.51%	2.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.30	% (6)	0.94%	4.62	% (6)
Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.49	% (6)	2.76%	5.91	% (6)
Net expenses to average net assets	2.40	% (6)	2.38%	2.40	% (6)
Net investment income to average net assets	0.53	% (6)	1.07%	4.75	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	December 31, 2017		Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.62		$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.21	0.22
Net realized and unrealized gain (loss) on investments and options written	0.65		0.72	(0.36)
Total from investment operations	0.69		0.93	(0.14)
Less distributions from:
Net investment income	(0.10)		(0.10)	—
Net realized gains	(0.24)		(0.07)	—
Total distributions	(0.34)		(0.17)	—
Net asset value, end of period	$10.97		$10.62	$9.86
Total return (3)	6.49	% (4)	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$38,867		$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.72	% (6)	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.63	% (6)	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.62	% (6)	2.02%	4.51	% (6)
Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.49	% (6)	1.76%	4.91	% (6)
Net expenses to average net assets	1.40	% (6)	1.38%	1.40	% (6)
Net investment income to average net assets	0.85	% (6)	2.15%	4.64	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	December 31, 2017		Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.55		$10.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.10)	(0.06)
Net realized and unrealized gain on investments and options written	0.57		1.40	0.34
Total from investment operations	0.58		1.30	0.28
Less distributions from:
Return of capital	—		(0.03)	—
Total distributions	—		(0.03)	—
Net asset value, end of period	$12.13		$11.55	$10.28
Total return (3)	5.02	% (4)	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$809		$646	$26
Ratio of gross expenses to average net assets (5,8)	1.94	% (6)	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.79	% (6)	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	0.12	% (6)	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	2	% (4)	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.80	% (6)	2.05%	5.46	% (6)
Net expenses to average net assets	1.65	% (6)	1.65%	1.65	% (6)
Net investment income (loss) to average net assets	0.26	% (6)	(0.78)%	(1.14	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the
	December 31, 2017		Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.44		$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.17)	(0.10)
Net realized and unrealized gain on investments and options written	0.56		1.39	0.35
Total from investment operations	0.52		1.22	0.25
Less distributions from:
Return of capital	—		(0.03)	—
Total distributions	—		(0.03)	—
Net asset value, end of period	$11.96		$11.44	$10.25
Total return (3)	4.55	% (4)	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,735		$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.69	% (6)	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.54	% (6)	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.62	)% (6)	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	2	% (4)	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.55	% (6)	2.80%	6.21	% (6)
Net expenses to average net assets	2.40	% (6)	2.40%	2.40	% (6)
Net investment loss to average net assets	(0.48	)% (6)	(1.38)%	(1.93	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	December 31, 2017		Year Ended	Period Ended
	(Unaudited)		June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.58		$10.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.05)	(0.06)
Net realized and unrealized gain on investments and options written	0.57		1.39	0.34
Total from investment operations	0.59		1.34	0.28
Less distributions from:
Net investment income	—		(0.01)	—
Return of capital	—		(0.03)	—
Total distributions	—		(0.04)	—
Net asset value, end of period	$12.17		$11.58	$10.28
Total return (3)	5.09	% (4)	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$33,529		$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.69	% (6)	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.54	% (6)	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	0.41	% (6)	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	2	% (4)	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.55%	1.80%	5.21	% (6)
Net expenses to average net assets	1.40%	1.40%	1.40	% (6)
Net investment income (loss) to average net assets	0.55%	(0.37)%	(0.94	)% (6)

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds” are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital

Swan Defined Risk Emerging Markets Fund – To seek income and growth of capital

Swan Defined Risk Foreign Developed Fund – To seek income and growth of capital

Swan Defined Risk U.S. Small Cap Fund – To seek income and growth of capital

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,932,651,574	$—	$—	$2,932,651,574
Purchased Call Options	—	11,270	—	11,270
Purchased Put Options	—	206,447,735	—	206,447,735
Short-Term Investments	63,450,312	—	—	63,450,312
Total	$2,996,101,886	$206,459,005	$—	$3,202,560,891
Liabilities *
Call Options Written	$—	$6,704,171	$—	$6,704,171
Put Options Written	—	10,704,495	—	10,704,495
Total	$—	$17,408,666	$—	$17,408,666

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,338,714	$—	$—	$43,338,714
Purchased Call Options	—	180	—	180
Purchased Put Options	—	4,192,785	—	4,192,785
Short-Term Investments	1,739,075	—	—	1,739,075
Total	$45,077,789	$4,192,965	$—	$49,270,754
Liabilities *
Call Options Written	$256,414	$20,754	$—	$277,168
Put Options Written	126,034	36,450	—	162,484
Total	$382,448	$57,204	$—	$439,652

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,816,553	$—	$—	$39,816,553
Purchased Call Options	—	150	—	150
Purchased Put Options	3,249,077	150	—	3,249,227
Short-Term Investments	863,741	—	—	863,741
Total	$43,929,371	$300	$—	$43,929,671
Liabilities *
Call Options Written	$69,966	$17,295	$—	$87,261
Put Options Written	113,022	30,375	—	143,397
Total	$182,988	$47,670	$—	$230,658

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,016,600	$—	$—	$32,016,600
Purchased Call Options	—	120	—	120
Purchased Put Options	—	3,052,110	—	3,052,110
Short-Term Investments	892,806	—	—	892,806
Total	$32,909,406	$3,052,230	$—	$35,961,636
Liabilities *
Call Options Written	$—	$40,914	$—	$40,914
Put Options Written	—	100,370	—	100,370
Total	$—	$141,284	$—	$141,284

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015 2017 for the Swan Defined Risk Fund, 2015 - 2017 for the Swan Emerging Markets Fund, and 2016 - 2017 for the Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund or expected to be taken by the Funds in their 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

For the six months ended December 31, 2017, the advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$14,761,968
Swan Defined Risk Emerging Markets Fund	216,434
Swan Defined Risk Foreign Developed Fund	188,372
Swan Defined Risk U.S. Small Cap Fund	159,355

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the until at least October 31, 2018 for each Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of the applicable Fund (the “expense limitations”).

During the six months ended December 31, 2017, the Advisor waived advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	6,149
Swan Defined Risk Foreign Developed Fund	17,006
Swan Defined Risk U.S. Small Cap Fund	24,127

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor has not recaptured waived fees during the six months ended December 31, 2017.

As of December 31, 2017 the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2018	June 30, 2019	June 30, 2020	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	69,413	114,200	65,850	249,463
Swan Defined Risk Foreign Developed Fund	—	43,120	70,853	113,973
Swan Defined Risk U.S. Small Cap Fund	—	44,982	66,632	111,614

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Distributor The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2017, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$461,789	$1,165,170
Swan Defined Risk Emerging Markets Fund	8,302	10,449
Swan Defined Risk Foreign Developed Fund	4,457	3,976
Swan Defined Risk U.S. Small Cap Fund	905	7,674

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2017, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$1,373,682	$172,274
Swan Defined Risk Emerging Markets Fund	7,377	916
Swan Defined Risk Foreign Developed Fund	2,648	347
Swan Defined Risk U.S. Small Cap Fund	3,873	612

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended December 31, 2017 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$252,463,005	$58,803,681
Swan Defined Risk Emerging Markets Fund	6,661,068	558,362
Swan Defined Risk Foreign Developed Fund	7,608,615	33,201
Swan Defined Risk U.S. Small Cap Fund	4,321,235	454,194

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2017.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$206,459,005
Equity contracts/Equity price risk	Options Written, at value	(17,408,666)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$4,192,965
Equity contracts/Equity price risk	Options Written, at value	(439,652)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,249,377
Equity contracts/Equity price risk	Options Written, at value	(230,658)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,052,230
Equity contracts/Equity price risk	Options Written, at value	(141,284)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2017.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(272,880,279)	$91,238,828

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$121,419,252	$17,346

Swan Defined Risk Emerging Markets Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(4,035,065)	$1,114,396

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,935,463	$(158,595)

Swan Defined Risk Foreign Developed Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,270,835)	$1,294,193

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,632,394	$(87,672)

Swan Defined Risk U.S. Small Cap Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,908,355)	$1,011,426

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,070,320	$23,887

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

During the six months ended December 31, 2017, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2017 for the Funds.

Swan Defined Risk Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

Gross Amounts
				Offset in the	Net Amounts
		Gross Amounts		Statement of	Presented in the
		of Recognized		Assets &	Statement of Assets	Financial		Cash Collateral
Description	Counterparty	Assets		Liabilities	& Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$206,459,005	(1)	$—	$206,459,005	$206,459,005	(2)	$—	$—
Total		$206,459,005		$—	$206,459,005	$206,459,005		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

Gross Amounts
				Offset in the	Net Amounts
		Gross Amounts		Statement of	Presented in the
		of Recognized		Assets &	Statement of Assets	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	& Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Goldman Sachs	$17,408,666	(1)	$—	$17,408,666	$16,479,778	(2)	$928,888	$—
Total		$17,408,666		$—	$17,408,666	$16,479,778		$928,888	$—

Swan Defined Risk Emerging Markets Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Assets		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$4,192,965	(1)	$—	$4,192,965	$4,192,965	(2)	$—	$—
Total		$4,192,965		$—	$4,192,965	$4,192,965		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Goldman Sachs	$439,652	(1)	$—	$439,652	$30,421	(2)	$409,231	$—
Total		$439,652		$—	$439,652	$30,421		$409,231	$—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Swan Defined Risk Foreign Developed Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Assets		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$3,249,377	(1)	$—	$3,249,377	$3,249,377	(2)	$—	$—
Total		$3,249,377		$—	$3,249,377	$3,249,377		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Interactive Brokers	$230,658	(1)	$—	$230,658	$44,457	(2)	$186,201	$—
Total		$230,658		$—	$230,658	$44,457		$186,201	$—

Swan Defined Risk U.S. Small Cap Fund

Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Assets		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$3,052,230	(1)	$—	$3,052,230	$3,052,230	(2)	$—	$—
Total		$3,052,230		$—	$3,052,230	$3,052,230		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Interactive Brokers	$141,284	(1)	$—	$141,284	$—	(2)	$141,284	$—
Total		$141,284		$—	$141,284	$—		$141,284	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Return of
6/30/2017	Income	Capital	Total
Swan Defined Risk Fund	$28,314,969	$—	$28,314,969
Swan Defined Risk Emerging Markets Fund	581,096	—	581,096
Swan Defined Risk Foreign Developed Fund	301,539	—	301,539
Swan Defined Risk U.S. Small Cap Fund	11,449	48,445	59,894

For fiscal year ended	Ordinary
6/30/2016	Income	Total
Swan Defined Risk Fund	$9,876,733	$9,876,733
Swan Defined Risk Emerging Markets Fund	161,293	161,293
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$7,032,930	$—	$(107,999,743)	$(106,692,612)	$—	$356,843,762	$149,184,337
Swan Defined Risk Emerging Markets Fund	919,333	—	—	—	(1,610,039)	1,715,406	1,024,700
Swan Defined Risk Foreign Developed Fund	618,305	—	—	—	(386,468)	1,579,463	1,811,300
Swan Defined Risk U.S. Small Cap Fund	—	—	(123,652)	(218,281)	(623,819)	2,863,366	1,897,614

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open option contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses of $123,652.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk Fund incurred and elected to defer such capital losses of $107,999,743.

Post October
Losses
Swan Defined Risk Fund	$107,999,743
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk U.S. Small Cap Fund	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$43,870,625	$62,821,987	$106,692,612
Swan Defined Risk Emerging Markets Fund	—	—	—
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	218,281	218,281

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	—	10,859	(10,859)
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at December 31, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund

		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income	Gain	Appreciation	Period	End of Period
81369Y100	Materials Select Sector SPDR Fund	$278,185,539	$22,571,267	$10,572,418	$3,243,917	$618,592	$36,095,520	$326,898,500	5,400,603

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2017, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	35.09%
LPL Financial	Swan Defined Risk Emerging Markets Fund	27.79%
LPL Financial	Swan Defined Risk Foreign Developed Fund	53.12%
LPL Finanical	Swan Defined Risk U.S. Small Cap Fund	39.56%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	33.60%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website (“SEC”) www.sec.gov and should be

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

read in conjunction with the Fund’s financial statements. As of December 31, 2017, the percentage of the Fund’s net assets invested in the iShares ETF was 88.1%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2017, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 90.6%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2017, the percentage of the Fund’s net assets invested in the iShares ETF was 88.8%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/17	12/31/17	7/1/17 – 12/31/2017*	7/1/17 – 12/31/2017*
Swan Defined Risk Fund
Class A	$1,000.00	$1,067.90	$7.25	1.39%
Class C	$1,000.00	$1,064.00	$11.13	2.14%
Class I	$1,000.00	$1,069.20	$5.95	1.14%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,097.20	$12.69	2.40%
Class I	$1,000.00	$1,103.50	$7.42	1.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,063.70	$8.58	1.65%
Class C	$1,000.00	$1,059.30	$12.46	2.40%
Class I	$1,000.00	$1,064.90	$7.29	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,050.20	$8.53	1.65%
Class C	$1,000.00	$1,045.20	$12.37	2.40%
Class I	$1,000.00	$1,050.90	$7.24	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2017

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical**	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/17	12/31/17	7/1/17 – 12/31/17*	7/1/17 – 12/31/17*
Swan Defined Risk Fund
Class A	$1,000.00	$1,018.20	$7.07	1.39%
Class C	$1,000.00	$1,014.42	$10.87	2.14%
Class I	$1,000.00	$1,019.46	$5.80	1.14%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

Renewal of Advisory and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund*

In connection with a meeting held on May 30th and 31st, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management, LLC (“SCM”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between Swan Global Management, LLC (“SGM,” and together with SCM, “Swan”) and the Trust, with respect to the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund (“Swan DR”, “Swan EM”, “Swan FD”, and “Swan US”, and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Quality and Extent of Services. The Board noted that Swan was founded in 1997, and that SCM and its commonly owned affiliates acted as a unified, centralized organization that managed approximately $4 billion in assets. The Board noted that Swan provided asset management and investment advisory services to high net worth individuals, institutions, and other investment advisory firms. The Board observed that the investment team supported all operational aspects of Swan under a personnel sharing arrangement. The Board recognized that SGM’s portfolio manager and investment committee utilized a rules based system to manage each of the Swan Funds’ investment strategies, determine the securities used and asset classes for each Swan Fund, and create option hedges in an attempt to minimize downside risk and generate additional income through option premiums. The Board noted that Swan had developed a comprehensive risk management plan, and employed a strategy that deliberately defined risk mitigation with pre-defined rules. The Board observed that Swan monitored compliance with each of the Swan Funds’ investment limitations using multiple internal sources including checklists, risk matrices, compliance calendars, and reconciliations to ensure the Swan Funds were managed in accordance with each of their prospectuses. The Board remarked that Swan selected broker-dealers based on its evaluation and review of execution costs, speed of executions, options trading capabilities, and available technology to determine the quality of the broker’s service and whether best execution had been achieved. The Board noted Swan’s robust organization and infrastructure enhancements over the past several years and appreciated that Swan continued to add intellectual resources that improved portfolio management, compliance and risk management. The Board concluded that Swan should continue to provide high quality service to the Swan Funds and their shareholders.

Performance.

Swan DR—The Board observed that Swan DR had a second quartile ranking for the one-year period, outperformed the peer group, and slightly underperformed the Morningstar category. The Board noted that in the three-year period, Swan DR underperformed the peer group, benchmark, and Morningstar Category, but had respectable returns over all time periods and that the lag relative to the S&P 500 was not unexpected. The Board recognized that Swan DR would give up some upside during a long term bullish environment in order to provide hedge protection and preserve capital. The Board observed that Swan DR provided reasonable results with low risk and provided capital protection. The Board noted that Swan was managing Swan DR as it described, and concluded that Swan had done a

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

reasonable job of bringing value and controlling risk to Swan DR’s shareholders. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan DR and its shareholders.

Swan EM—The Board observed that Swan EM had a second quartile ranking for the one-year period, performed on par with the peer group, outperformed the Morningstar category, and underperformed the benchmark MSCI EM NR. The Board noted that in the since inception period, Swan EM underperformed the peer group, Morningstar category and benchmark. The Board agreed that Swan EM had a respectable one-year return, and that the underperformance in the since inception period was due to poor performance in one of the hedging components. The Board recognized that Swan EM would give up some upside during a long time bullish environment in order to provide hedge protection and preserve capital. The Board noted that Swan EM was still relatively new and believed the recent positive performance was indicative of how Swan’s investment strategy works and what Swan could provide. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan EM and its shareholders.

Swan FD—The Board observed that Swan FD had positive returns, yet a bottom-quartile ranking for the one-year and since inception periods, and that its performance lagged the benchmark MSCI EAFE NR, the Morningstar category and peer group. The Board noted that Swan FD had been in operation for just over a year with moderately positive returns, but that underperformance was due to poor performance in one of the hedging components. The Board recognized that Swan FD would give up some upside during a long term bullish environment in order to provide hedge protection and preserve capital. The Board noted that Swan FD was still relatively new and believed the recent positive performance was indicative of how Swan’s investment strategy works and what Swan could provide. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan FD and its shareholders.

Swan US—The Board observed that Swan US had top quartile ranking for the one-year and since inception periods, having substantially outperformed its peer group and Morningstar category, but had underperformed the benchmark Russell 2000 TR. The Board noted that underperformance was due to poor performance in one of the hedging components. The Board recognized that Swan US would give up some upside during a long term bullish environment in order to provide hedge protection and preserve capital. The Board noted that Swan US was still relatively new and believed the recent positive performance was indicative of how Swan’s investment strategy works and what Swan could provide. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan US and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that Swan’s 1.00% advisory fee for Swan DR was higher than the peer group median and the Morningstar category, but well within the range of both. The Board also noted that Swan DR’s net expense ratio was slightly higher than that of its peer group and Morningstar category, but also within the range of both. Given these considerations and the fact that the advisory fee was within 10 bps of Swan DR’s peer group and Morningstar category, the Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan’s 1.00% advisory fee for Swan EM was higher than the Morningstar category, but in-line with the peer group. The Board also noted that Swan EM’s net expense ratio was higher than that of its peer group and Morningstar category, but within the range of both. Given these considerations and the fact that the advisory fee was consistent with its peers, the Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan FD—The Board noted that Swan’s 1.00% advisory fee for Swan FD was consistent with the peer group, but higher than the Morningstar category and within the range of both. The Board also noted

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

that Swan FD’s net expense ratio was higher than that of its peer group and Morningstar Category. Given these considerations and the fact that the advisory fee was consistent with its peers, the Board concluded that the advisory fee for Swan FD was not unreasonable.

Swan US—The Board noted that Swan’s 1.00% advisory fee for Swan US was higher than the peer group and Morningstar category, but within the range of both. The Board also noted that Swan US’s net expense ratio was higher than that of its peer group and Morningstar category, but within the range of both. Given these considerations, and the fact that the fee was within 10 bps of the peer average, the Board concluded that the advisory fee for Swan US was not unreasonable.

Economies of Scale.

Swan DR—The Board discussed the size of Swan DR and noted that its assets grew significantly over the previous year. The Board noted Swan’s explanation that Swan did not believe economies had been achieved because, as Swan DR grew, Swan reinvested a significant portion of the profit back into the firm to keep pace with growth. The Board recognized that Swan implemented initiatives so that its operations, trading, legal, security and compliance functions could handle new issues faced by Swan as the Swan Funds continue to grow. In consideration of Swan’s reinvestment of profits back into its infrastructure, the Board agreed that Swan had not yet achieved economies of scale at a level necessitating breakpoints. The Board noted that Swan agreed to discuss the implementation of breakpoints when Swan achieved material economies of scale related to the any of the Swan Funds. The Board agreed to monitor and revisit the issue at the appropriate time.

Swan EM, Swan FD, and Swan US—The Board discussed the size of each of Swan EM, Swan FD and Swan US and their prospects for growth, concluding that none had achieved meaningful economies of scale yet to justify breakpoints. The Board noted that Swan agreed to discuss the implementation of breakpoints when Swan achieved material economies of scale related to any of the Swan Funds. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability.

Swan DR—The Board reviewed Swan’s profitability analysis provided in connection with its operation of Swan DR. The Board observed that Swan was operating Swan DR at a profit. The Board noted that Swan anticipated expenses in the coming years as it continued to build out its operations and compliance teams to keep pace with its anticipated growth. The Board concluded that Swan’s profitability in relation to its operation of Swan DR was not excessive.

Swan EM, Swan FD, and Swan US—The Board reviewed Swan’s profitability analysis provided in connection with its operation of each of Swan EM, Swan FD and Swan US. The Board observed that Swan was operating each of Swan EM, Swan FD and Swan US at a loss. The Board concluded, therefore, that Swan’s profitability in relation to its operation of Swan EM, Swan FD, and Swan US was not excessive.

Conclusion. Having requested and reviewed such information from SCM and SGM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements and Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for the Swan Funds was reasonable and that renewal of the advisory agreements and sub-advisory agreements, and approval of the amendments thereto with respect to Swan FD and Swan US, was in the best interests of the Swan Funds and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, LLC

227 E. Third Avenue, Unit A

Durango, CO 81301

INVESTMENT SUB-ADVISOR

Swan Global Management, LLC

7 Ridgetop

Palmas Del Mar, PR 00791

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/8/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/8/18